Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 17,964,257	$ 21,573,120
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	15,525,187	18,174,500
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 2,439,070	2,348,447
For securities forward contracts [member]
Disclosure of financial assets [line items]
Guaranteed financial assets		$ 1,050,173